Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000240584
Account Value [Line Items]
Line Graph and Table Measure Name	Fulcrum Diversified Absolute Return Fund
Account Value	$ 1,000,000	$ 1,316,942	$ 1,229,145	$ 1,220,452	$ 1,196,860	$ 1,147,391	$ 1,046,111	$ 978,256	$ 997,457	$ 979,888	$ 977,000
Bloomberg Global Aggregate USD Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Account Value	$ 1,000,000	1,212,864	1,173,042	1,094,799	1,233,141	1,250,533	1,184,435	1,094,506	1,075,547	1,043,856	1,004,223
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 1,000,000	$ 1,192,246	$ 1,132,422	$ 1,078,035	$ 1,062,419	$ 1,061,897	$ 1,054,851	$ 1,031,333	$ 1,012,353	$ 1,003,770	$ 1,000,493